Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 59,426	$ 67,019	$ 75,061
Gross unrealized gains	716	1,431	1,595
Gross unrealized losses	263	191	18
Fair value	59,879	68,259	76,638
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	11,769	14,247	16,374
Gross unrealized gains	212	388	454
Gross unrealized losses	3	1
Fair value	11,978	14,634	16,828
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	9,694	13,485	17,295
Gross unrealized gains	76	205	253
Gross unrealized losses	24	1	1
Fair value	9,746	13,689	17,547
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	9,831	9,664	12,634
Gross unrealized gains	287	408	595
Gross unrealized losses	43	3
Fair value	10,075	10,069	13,229
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,043	28,617	27,643
Gross unrealized gains	130	409	274
Gross unrealized losses	192	186	17
Fair value	26,981	28,840	27,900
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,089	1,006	1,115
Gross unrealized gains	11	21	19
Gross unrealized losses	1
Fair value	$ 1,099	$ 1,027	$ 1,134